Eaton Vance
Short Duration High Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Convertible Bonds — 1.6%
Security	Principal Amount (000's omitted)	Value
Containers — 0.4%
CryoPort, Inc., 0.75%, 12/1/26(1)	$437	$ 358,908
		$ 358,908
Homebuilders & Real Estate — 0.3%
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/1/25(1)	$200	$ 203,260
		$ 203,260
Leisure — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26	$316	$ 252,786
		$ 252,786
Telecommunications — 0.4%
Liberty Latin America Ltd., 2.00%, 7/15/24	$330	$ 321,750
		$ 321,750
Utility — 0.2%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$214	$ 193,135
		$ 193,135
Total Convertible Bonds (identified cost $1,358,213)		$ 1,329,839

Corporate Bonds — 79.9%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.9%
Bombardier, Inc.:
7.125%, 6/15/26(1)	463	$ 467,268
7.875%, 4/15/27(1)	600	599,739
Rolls-Royce PLC, 3.625%, 10/14/25(1)	500	483,785
TransDigm, Inc., 6.25%, 3/15/26(1)	910	904,548
		$ 2,455,340
Air Transportation — 2.4%
Air Canada Pass-Through Trust, 10.50%, 7/15/26(1)	250	$ 271,410
American Airlines, Inc., 7.25%, 2/15/28(1)	150	152,156
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	900	890,893
Security	Principal Amount* (000's omitted)		Value
Air Transportation (continued)
Delta Air Lines, Inc.:
2.90%, 10/28/24		275	$ 269,041
7.375%, 1/15/26		400	414,482
			$ 1,997,982
Automotive & Auto Parts — 2.5%
Ford Motor Credit Co. LLC:
3.375%, 11/13/25		650	$ 624,036
3.664%, 9/8/24		663	654,248
5.125%, 6/16/25		850	842,859
			$ 2,121,143
Broadcasting — 0.4%
Townsquare Media, Inc., 6.875%, 2/1/26(1)		362	$ 354,603
			$ 354,603
Cable & Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)		577	$ 572,126
			$ 572,126
Capital Goods — 0.5%
Patrick Industries, Inc., 7.50%, 10/15/27(1)		400	$ 402,344
			$ 402,344
Chemicals — 3.5%
Avient Corp., 5.75%, 5/15/25(1)		500	$ 498,574
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		312	308,044
International Flavors & Fragrances, Inc., 1.23%, 10/1/25(1)		210	195,768
NOVA Chemicals Corp.:
4.875%, 6/1/24(1)		819	815,752
5.00%, 5/1/25(1)		800	780,813
WR Grace Holdings LLC, 4.875%, 6/15/27(1)		325	311,180
			$ 2,910,131
Consumer Products — 0.7%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		246	$ 241,332
Mattel, Inc., 3.375%, 4/1/26(1)		400	382,031
			$ 623,363
Containers — 4.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 8/15/26(2)	EUR	300	$ 292,148

Eaton Vance
Short Duration High Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Ball Corp., 5.25%, 7/1/25	384	$ 383,342
Berry Global, Inc., 4.50%, 2/15/26(1)	610	593,190
Canpack SA/Canpack U.S. LLC, 3.125%, 11/1/25(1)	400	382,630
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	500	490,006
Graphic Packaging International LLC, 4.125%, 8/15/24	575	569,816
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	500	500,416
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	350	342,041
		$ 3,553,589
Diversified Financial Services — 3.0%
Ally Financial, Inc., 5.75%, 11/20/25	400	$ 401,280
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	352	321,626
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	200	190,053
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	260	250,373
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	279	293,286
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/1/27(1)	250	237,426
PRA Group, Inc., 7.375%, 9/1/25(1)	322	324,290
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, 10/15/26(1)	542	497,789
		$ 2,516,123
Diversified Media — 1.3%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	200	$ 179,039
6.125%, 12/1/28(1)	200	172,943
Clear Channel International BV, 6.625%, 8/1/25(1)	275	275,354
TripAdvisor, Inc., 7.00%, 7/15/25(1)	500	501,955
		$ 1,129,291
Energy — 8.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	630	$ 624,960
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	350	358,372
Callon Petroleum Co., 6.375%, 7/1/26	326	326,322
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	537	536,480
Civitas Resources, Inc., 5.00%, 10/15/26(1)	500	487,358
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/25(1)	845	841,481
CVR Energy, Inc., 5.25%, 2/15/25(1)	300	299,865
EQM Midstream Partners LP:
4.00%, 8/1/24	262	259,340
7.50%, 6/1/27(1)	500	514,808
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Matador Resources Co., 5.875%, 9/15/26	400	$ 396,719
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	720	715,205
Permian Resources Operating LLC:
5.375%, 1/15/26(1)	453	447,430
7.75%, 2/15/26(1)	360	366,009
Precision Drilling Corp., 7.125%, 1/15/26(1)	183	182,009
Southwestern Energy Co., 5.70%, 1/23/25	200	198,936
Transocean, Inc., 7.25%, 11/1/25(1)	225	223,316
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	300	303,403
9.50%, 2/1/29(1)	165	175,340
Vital Energy, Inc., 10.125%, 1/15/28	226	236,857
		$ 7,494,210
Entertainment & Film — 1.0%
Cinemark USA, Inc.:
5.875%, 3/15/26(1)	319	$ 316,343
8.75%, 5/1/25(1)	180	181,726
Live Nation Entertainment, Inc., 4.875%, 11/1/24(1)	325	323,336
		$ 821,405
Environmental — 1.4%
GFL Environmental, Inc., 3.75%, 8/1/25(1)	1,190	$ 1,158,547
		$ 1,158,547
Food & Drug Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/26(1)	150	$ 142,619
7.50%, 3/15/26(1)	350	356,950
		$ 499,569
Food, Beverage & Tobacco — 2.2%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	600	$ 590,109
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	298	296,053
Performance Food Group, Inc., 6.875%, 5/1/25(1)	752	754,598
U.S. Foods, Inc., 6.875%, 9/15/28(1)	230	236,403
		$ 1,877,163
Gaming — 5.1%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)	751	$ 754,034
8.125%, 7/1/27(1)	380	390,211
International Game Technology PLC, 6.50%, 2/15/25(1)	812	813,694

Eaton Vance
Short Duration High Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Gaming (continued)
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	400	$ 399,796
MGM Resorts International, 5.75%, 6/15/25	700	700,705
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.875%, 11/1/26(1)	650	624,349
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	580	579,630
		$ 4,262,419
Healthcare — 5.1%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	387	$ 369,237
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(3)	260	171,538
IQVIA, Inc., 5.00%, 10/15/26(1)	500	489,472
ModivCare, Inc., 5.875%, 11/15/25(1)	392	387,490
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	250	204,309
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	856	855,364
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	250	215,474
Tenet Healthcare Corp., 4.875%, 1/1/26	758	751,896
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	460	463,679
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	416	363,908
		$ 4,272,367
Homebuilders & Real Estate — 3.8%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	271	$ 267,248
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	342	318,149
6.00%, 4/15/25(1)	300	297,704
8.00%, 6/15/27(1)	200	207,373
Meritage Homes Corp., 6.00%, 6/1/25	572	571,242
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)	964	942,869
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	619	604,283
		$ 3,208,868
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	500	$ 488,570
AssuredPartners, Inc., 7.00%, 8/15/25(1)	342	342,078
		$ 830,648
Leisure — 6.3%
Carnival Corp., 7.625%, 3/1/26(1)	600	$ 609,843
Life Time, Inc., 8.00%, 4/15/26(1)	845	846,766
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)	200	$ 207,993
NCL Corp. Ltd.:
3.625%, 12/15/24(1)	1,152	1,129,763
5.875%, 3/15/26(1)	245	239,045
Royal Caribbean Cruises Ltd.:
5.50%, 8/31/26(1)	250	247,641
11.625%, 8/15/27(1)	425	462,560
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	450	427,277
Vail Resorts, Inc., 6.25%, 5/15/25(1)	450	450,936
Viking Cruises Ltd., 6.25%, 5/15/25(1)	727	723,252
		$ 5,345,076
Metals & Mining — 1.0%
Constellium SE, 5.875%, 2/15/26(1)	250	$ 248,719
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	400	388,012
New Gold, Inc., 7.50%, 7/15/27(1)	210	209,163
		$ 845,894
Paper — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	520	$ 194,736
		$ 194,736
Publishing & Printing — 0.2%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	191	$ 180,967
		$ 180,967
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	400	$ 397,914
		$ 397,914
Restaurant — 1.9%
1011778 BC ULC/New Red Finance, Inc., 5.75%, 4/15/25(1)	356	$ 355,600
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	518	524,343
IRB Holding Corp., 7.00%, 6/15/25(1)	753	749,081
		$ 1,629,024
Services — 4.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	442	$ 435,933
9.75%, 7/15/27(1)	350	342,601

Eaton Vance
Short Duration High Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	1,127	$ 1,117,111
Hertz Corp., 4.625%, 12/1/26(1)	279	251,188
Korn Ferry, 4.625%, 12/15/27(1)	440	421,161
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	400	384,894
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	899	904,475
		$ 3,857,363
Steel — 1.1%
Allegheny Ludlum LLC, 6.95%, 12/15/25	515	$ 525,262
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	376	377,417
		$ 902,679
Super Retail — 1.6%
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	309	$ 322,698
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	370	397,646
Hanesbrands, Inc., 4.875%, 5/15/26(1)	158	152,541
Kohl's Corp., 4.25%, 7/17/25	270	262,497
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)	32	31,240
William Carter Co., 5.625%, 3/15/27(1)	185	181,910
		$ 1,348,532
Technology — 4.4%
CDK Global II LLC, 6.50%, 10/15/24	500	$ 485,677
Clarios Global LP, 6.75%, 5/15/25(1)	299	299,017
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	750	749,351
Gen Digital, Inc.:
5.00%, 4/15/25(1)	322	320,532
6.75%, 9/30/27(1)	500	508,044
PTC, Inc., 3.625%, 2/15/25(1)	336	330,125
Seagate HDD Cayman, 4.75%, 1/1/25	410	404,463
Sensata Technologies BV, 5.00%, 10/1/25(1)	650	647,592
		$ 3,744,801
Telecommunications — 3.9%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	1,020	$ 997,634
Iliad Holding SASU, 6.50%, 10/15/26(1)	1,460	1,432,161
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	600	578,410
Viasat, Inc., 5.625%, 9/15/25(1)	300	290,105
		$ 3,298,310
Security	Principal Amount* (000's omitted)	Value
Utility — 3.0%
Calpine Corp.:
5.125%, 3/15/28(1)	250	$ 238,780
5.25%, 6/1/26(1)	350	344,544
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	400	394,425
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	741	733,884
NRG Energy, Inc., 6.625%, 1/15/27	300	301,072
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	483	479,055
		$ 2,491,760
Total Corporate Bonds (identified cost $67,145,289)		$67,298,287

Senior Floating-Rate Loans — 14.4%(4)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 1.3%
TransDigm, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28	$1,094	$ 1,096,512
		$ 1,096,512
Air Transportation — 0.9%
Mileage Plus Holdings LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27	$742	$ 765,989
		$ 765,989
Capital Goods — 0.5%
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30	$410	$ 410,827
		$ 410,827
Chemicals — 0.8%
Olympus Water U.S. Holding Corp., Term Loan, 9.36%, (SOFR + 3.75%), 11/9/28	$687	$ 685,712
		$ 685,712
Gaming — 1.9%
Caesars Entertainment, Inc., Term Loan, 1/24/31(5)	$1,000	$ 999,583
Spectacle Gary Holdings LLC, Term Loan, 9.748%, (SOFR + 4.25%), 12/11/28	586	575,411
		$ 1,574,994

Eaton Vance
Short Duration High Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare — 2.9%
athenahealth Group, Inc., Term Loan, 8.583%, (SOFR + 3.25%), 2/15/29	$399	$ 394,208
Bausch & Lomb Corp., Term Loan, 8.683%, (SOFR + 3.25%), 5/10/27	550	538,163
Jazz Financing Lux SARL, Term Loan, 8.447%, (SOFR + 3.00%), 5/5/28	716	716,311
Pluto Acquisition I, Inc., Term Loan, 9.65%, (SOFR + 4.00%), 6/22/26	287	233,773
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25	532	532,759
		$ 2,415,214
Restaurant — 1.2%
Dave & Buster's, Inc., Term Loan, 9.087%, (SOFR + 3.75%), 6/29/29	$768	$ 769,888
IRB Holding Corp., Term Loan, 12/15/27(5)	244	243,255
		$ 1,013,143
Services — 1.0%
AlixPartners LLP, Term Loan, 8.197%, (SOFR + 2.75%), 2/4/28	$871	$ 871,584
		$ 871,584
Super Retail — 2.3%
Mavis Tire Express Services Corp., Term Loan, 9.083%, (SOFR + 3.75%), 5/4/28	$865	$ 865,353
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28	1,062	1,058,513
		$ 1,923,866
Technology — 1.6%
Clarios Global LP, Term Loan, 8.333%, (SOFR + 3.00%), 5/6/30	$200	$ 200,312
GoTo Group, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 8/31/27	2	877
Presidio Holdings, Inc., Term Loan, 8.913%, (SOFR + 3.50%), 1/22/27(6)	830	830,712
Riverbed Technology, Inc., Term Loan, 9.85%, (SOFR + 4.50%), 7.85% cash, 2.00% PIK, 7/1/28	21	14,701
Travelport Finance (Luxembourg) SARL, Term Loan, 13.61%, (SOFR + 7.00%), 9/30/28	338	324,056
		$ 1,370,658
Total Senior Floating-Rate Loans (identified cost $12,146,406)		$12,128,499

Short-Term Investments — 6.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(7)	5,743,416	$ 5,743,416
Total Short-Term Investments (identified cost $5,743,416)		$ 5,743,416
Total Investments — 102.7% (identified cost $86,393,324)		$86,500,041
Other Assets, Less Liabilities — (2.7)%		$(2,255,335)
Net Assets — 100.0%		$84,244,706
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $57,227,665 or 67.9% of the Fund's net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $292,148 or 0.3% of the Fund's net assets.
(3)	Issuer is in default with respect to interest and/or principal payments.
(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(5)	This Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined.
(6)	The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

Eaton Vance
Short Duration High Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,127	EUR	3,808	Bank of America, N.A.	4/30/24	$ —	$ (4)
USD	95,226	EUR	87,799	Goldman Sachs International	4/30/24	—	(15)
USD	96,786	EUR	89,254	Goldman Sachs International	4/30/24	—	(34)
USD	101,574	EUR	93,654	HSBC Bank USA, N.A.	4/30/24	—	(18)
						$—	$(71)
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,743,416, which represents 6.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,875,056	$14,486,363	$(13,618,003)	$ —	$ —	$5,743,416	$59,741	5,743,416
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration High Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 1,329,839	$ —	$ 1,329,839
Corporate Bonds	—	67,298,287	—	67,298,287
Senior Floating-Rate Loans	—	12,128,499	—	12,128,499
Short-Term Investments	5,743,416	—	—	5,743,416
Total Investments	$5,743,416	$80,756,625	$ —	$86,500,041
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (71)	$ —	$ (71)
Total	$ —	$ (71)	$ —	$ (71)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.